First Trust Municipal High Income ETF Shareholder Fees	Jul. 31, 2025
First Trust Municipal High Income ETF | First Trust Municipal High Income ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%